UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21229

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2017

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2017

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	74

Federal Tax Information	75

Annual Meeting of Shareholders	76

Dividend Reinvestment Plan	77

Board of Trustees’ Contract Approval	79

Management and Organization	83

Important Notices	86

Eaton Vance

Municipal Bond Funds

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on October 1, 2016 played out as a tale of two markets. For the first two months of the period, interest rates rose and municipal bond prices declined. But from December 2016 until nearly the end of the period on September 30, 2017, longer-term rates generally fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds had just come off of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. In early fall 2016, the rally had ended when remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction, despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. From March through July, long-term rates drifted downward and the yield curve flattened. In August and early September, increasing geopolitical tension between the U.S. and North Korea led to a “flight to quality” that drove investors toward the perceived safety of U.S. Treasurys. As a result, rates declined further as Treasury prices rallied, and the municipal market rallied along with Treasurys. But in the final weeks of the period, the rally ended as rates rose in response to Republican legislators’ release of their outline for tax reform, which was viewed as a potential driver of higher U.S. economic growth and inflation.

For the 12-month period, municipal market returns were relatively flat. The Bloomberg Barclays Municipal Bond Index,2 a broad measure of the asset class, returned 0.87%, as total return generated from coupon payments was largely canceled out by price declines early in the fiscal year.

For the one-year period as a whole, rates rose throughout the yield curve for municipal AAA-rated7 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen for the one year period and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds with maturities of 10 years and less outperformed comparable U.S. Treasurys, while 30-year municipals performed in line with 30-year Treasurys.

Fund Performance

For the fiscal year ended September 30, 2017, Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund shares at net asset value (NAV) underperformed the 0.59% return of the Funds’ benchmark, the Bloomberg Barclays Long (22+) Year Municipal Bond Index (the Index). During the same 12-month period, Michigan Municipal Bond Fund shares at NAV outperformed the Index.

The Funds’ overall strategy is to invest primarily in higher-quality bonds (rated A or higher).

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing, Auction Preferred Shares (APS) and Institutional MuniFund Term Preferred (iMTP) Shares6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of relatively flat performance by municipal bonds, the additional income generated by the use of leverage was a modest contributor to performance versus the Index — which does not employ leverage — for all eight Funds.

Management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve, by using Treasury futures and/or interest-rate swaps. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. So in a period when municipal and Treasury bonds generally declined in price, the hedging strategy mitigated a portion of that decline — and was thus a contributor to relative performance versus the unhedged Index — for all Funds except the Michigan and Ohio Funds, which did not employ a hedging strategy during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2017

Management’s Discussion of Fund Performance — continued

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned 0.25% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. The main detractors from performance relative to the Index were security selection in long-maturity bonds, with 22 years or more remaining to maturity, and security selection in AAA-rated bonds. Significant contributors to relative results versus the Index included the Fund’s hedging strategy, as noted above; bonds in the Fund’s portfolio that were prerefunded, or escrowed, during the period; and security selection in the electric utility sector.

Eaton Vance California Municipal Bond Fund II shares at NAV returned 0.04% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. Detractors from results versus the Index included security selection in the water and sewer sector; security selection in the industrial development revenue (IDR) sector, which was the best-performing sector in the Index during the period; and an underweight, relative to the Index, in BBB-rated bonds, which were the best-performing ratings category in the Index during the period. In contrast, performance versus the Index was helped by the Fund’s hedging strategy; security selection in zero-coupon bonds, which were, however, the worst-performing coupon structure in the Index during the period; and security selection in AAA-rated bonds.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned -1.68% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. An overweight in prerefunded bonds, security selection in AAA-rated bonds, and an overweight in zero-coupon bonds detracted from performance versus the Index. In contrast, key contributors to performance relative to the Index included the Fund’s hedging strategy, security selection in the electric utility sector and an overweight in the health care sector.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned 0.91% during the fiscal year ended September 30, 2017, outperforming the 0.59% return of the Index. Contributors to results versus the Index included security selection in local general obligation (GO) bonds, security selection in AAA-rated bonds and an overweight and security selection in insured Puerto Rico bonds. Detractors from Fund performance versus the Index included security selection in the leasing sector and an underweight in BBB-rated bonds.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned -0.44% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. Detractors from results relative to the Index included an overweight in zero-coupon bonds, security selection in the transportation sector and security selection in bonds with 22 years or more remaining to maturity. Contributors to performance versus the Index included the Fund’s hedging strategy, holdings that were prerefunded during the period and an overweight in the health care sector.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned -0.15% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. Fund performance versus the Index was hurt by security selection in the health care sector, security selection in bonds with 22 years or more remaining to maturity and security selection in AAA-rated bonds. Contributors to results versus the Index included the Fund’s hedging strategy, security selection in insured Puerto Rico bonds and an overweight in the housing sector.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned -1.04% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. Key detractors from results versus the Index included an overweight and security selection in zero-coupon bonds, security selection in GO bonds and security selection in the electric utility sector. In contrast, an overweight in insured Puerto bonds, security selection in the education sector, and holdings that were prerefunded during the period all contributed to performance relative to the Index.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned 0.44% during the fiscal year ended September 30, 2017, underperforming the 0.59% return of the Index. Security selection in local GO bonds detracted from performance versus the Index, as did security selection in BBB-rated bonds and an overweight in zero-coupon bonds. In contrast, the Fund’s hedging strategy, an overweight in insured Puerto Rico bonds, and security selection in the water and sewer sector contributed to performance relative to the Index during the period.

Each Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA) passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.25%	6.10%	5.34%
Fund at Market Price	—	–2.55	3.67	5.16
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–7.52%

Distributions[5]
Total Distributions per share for the period				$0.591
Distribution Rate at NAV				4.24%
Taxable-Equivalent Distribution Rate at NAV				7.49%
Distribution Rate at Market Price				4.59%
Taxable-Equivalent Distribution Rate at Market Price				8.11%

% Total Leverage[6]
Auction Preferred Shares (APS)				2.14%
Institutional MuniFund Term Preferred (iMTP) Shares				18.02
Residual Interest Bond (RIB) Financing				18.58

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.04%	4.83%	4.81%
Fund at Market Price	—	–3.09	3.07	4.65
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–6.58%

Distributions[5]
Total Distributions per share for the period				$0.530
Distribution Rate at NAV				4.11%
Taxable-Equivalent Distribution Rate at NAV				8.38%
Distribution Rate at Market Price				4.39%
Taxable-Equivalent Distribution Rate at Market Price				8.95%

% Total Leverage[6]
APS				1.08%
iMTP Shares				29.82
RIB Financing				8.72

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.68%	4.10%	5.55%
Fund at Market Price	—	–6.40	1.29	4.69
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–9.55%

Distributions[5]
Total Distributions per share for the period				$0.556
Distribution Rate at NAV				3.43%
Taxable-Equivalent Distribution Rate at NAV				6.39%
Distribution Rate at Market Price				3.79%
Taxable-Equivalent Distribution Rate at Market Price				7.06%

% Total Leverage[6]
APS				1.53%
iMTP Shares				31.64
RIB Financing				1.22

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.91%	5.88%	6.04%
Fund at Market Price	—	–4.21	2.38	5.73
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–10.03%

Distributions[5]
Total Distributions per share for the period				$0.598
Distribution Rate at NAV				3.71%
Taxable-Equivalent Distribution Rate at NAV				6.85%
Distribution Rate at Market Price				4.13%
Taxable-Equivalent Distribution Rate at Market Price				7.62%

% Total Leverage[6]
APS				7.70%
iMTP Shares				28.96

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.44%	5.20%	5.38%
Fund at Market Price	—	–7.13	2.36	4.88
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–10.14%

Distributions[5]
Total Distributions per share for the period				$0.627
Distribution Rate at NAV				4.07%
Taxable-Equivalent Distribution Rate at NAV				7.90%
Distribution Rate at Market Price				4.53%
Taxable-Equivalent Distribution Rate at Market Price				8.79%

% Total Leverage[6]
APS				3.67%
iMTP Shares				28.62
RIB Financing				6.16

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.15%	4.26%	4.57%
Fund at Market Price	—	–8.01	2.16	4.13
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–9.21%

Distributions[5]
Total Distributions per share for the period				$0.562
Distribution Rate at NAV				4.01%
Taxable-Equivalent Distribution Rate at NAV				7.77%
Distribution Rate at Market Price				4.42%
Taxable-Equivalent Distribution Rate at Market Price				8.56%

% Total Leverage[6]
APS				3.11%
iMTP Shares				20.41
RIB Financing				16.86

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.04%	5.57%	4.96%
Fund at Market Price	—	–9.65	2.03	5.10
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–7.16%

Distributions[5]
Total Distributions per share for the period				$0.586
Distribution Rate at NAV				4.03%
Taxable-Equivalent Distribution Rate at NAV				7.49%
Distribution Rate at Market Price				4.34%
Taxable-Equivalent Distribution Rate at Market Price				8.07%

% Total Leverage[6]
APS				4.03%
iMTP Shares				26.44
RIB Financing				5.95

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	0.44%	5.62%	5.91%
Fund at Market Price	—	–6.35	1.72	5.65
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.59%	4.12%	5.16%

% Premium/Discount to NAV[4]
				–9.60%

Distributions[5]
Total Distributions per share for the period				$0.635
Distribution Rate at NAV				4.08%
Taxable-Equivalent Distribution Rate at NAV				7.44%
Distribution Rate at Market Price				4.51%
Taxable-Equivalent Distribution Rate at Market Price				8.22%

% Total Leverage[6]
APS				1.89%
iMTP Shares				30.32
RIB Financing				5.03

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential.

Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective September 30, 2017, the Funds’ benchmark was changed to the Bloomberg Barclays Municipal Bond Index.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 161.5%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,500	$1,682,760
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	625,483
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,908,053
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,933,668
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,597,485

		$7,747,449

Electric Utilities — 4.9%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$378,985
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,394,419
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,512,100
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	761,679
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	584,960

		$6,632,143

Escrowed / Prerefunded — 19.4%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,433,486
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,780,921
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	955	1,100,828
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	714,674
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	380	438,026
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	271,839
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	2,045	2,150,236
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	665	699,221
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,979,869
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	529,930
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	5,000	5,678,650

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	$570	$651,607
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,277,752
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	116,302
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,385,050
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,027,170
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,564,925
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	1,500	1,541,445

		$26,341,931

General Obligations — 17.0%
California, 5.00%, 12/1/30	$610	$723,301
California, 5.00%, 10/1/33	2,150	2,546,525
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,805,026
Clark County, NV, 5.00%, 7/1/33	500	571,245
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,190,525
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,282,840
New York, 5.00%, 2/15/34(1)	2,750	3,090,752
New York, NY, 5.00%, 8/1/31	2,000	2,315,560
Oregon, 5.00%, 8/1/36	430	486,476
Washington, 5.00%, 2/1/35(1)	5,250	6,118,560

		$23,130,810

Hospital — 6.1%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$409,270
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	702,631
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,758,398
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,846,450
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,395	2,616,705

		$8,333,454

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$614,819

		$614,819

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 4.7%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,592,538
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	842,082

		$6,434,620

Insured – Escrowed / Prerefunded — 20.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,065,390
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	1,750	1,770,230
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	698,797
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	438,052
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	690,017
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	1,500	1,555,635
Chicago, IL, Wastewater Transmission Revenue, (BHAC), Prerefunded to 1/1/18, 5.50%, 1/1/38	1,635	1,654,162
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,253,966
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,301,312
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	321,931
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	596,787
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	269,277
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	307,139
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	572,156
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	226,745
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	458,889
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,954,352
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,330,210

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	$130	$137,448
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,548,930
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	3,900	4,032,834
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,686,136

		$27,870,395

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$959,257

		$959,257

Insured – Hospital — 5.4%
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	$2,500	$2,576,900
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,401,993
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,391,126

		$7,370,019

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,431,013

		$1,431,013

Insured – Lease Revenue / Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,312,770

		$1,312,770

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,249,350
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,083,150

		$2,332,500

Insured – Special Tax Revenue — 5.7%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,618,690

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	$2,540	$3,150,515
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	933,998

		$7,703,203

Insured – Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$905	$958,857

		$958,857

Insured – Transportation — 19.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$298,022
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	453,820
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	203,602
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	113,514
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,717,776
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,071,012
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,343,837
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,299,000
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,075,750
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	574,419
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,082,702
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	212,497
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,558,757

		$26,004,708

Insured – Water and Sewer — 4.6%
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$105	$105,520
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	331,716
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,322,150
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	261,241
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	220,461

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	$240	$269,925
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	218,174
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,279,441
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,512

		$6,229,140

Lease Revenue / Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,388,008
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,297,848

		$8,685,856

Other Revenue — 0.4%
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$204,124
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	290,217

		$494,341

Special Tax Revenue — 12.1%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,237,205
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	476,616
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	252,242
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,117,313
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	968,288
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	1,195	1,480,151
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,411,066
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,877,177
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35	2,000	2,160,680
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	532,420
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,947,536

		$16,460,694

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 18.6%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,430,150
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	2,027,760
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,144,210
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	759,405
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,173,566
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,846,403
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	513,825
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	736,014
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	988,107
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,262,307
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,603,359
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	138,840
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,139,120
New Jersey Turnpike Authority, 5.00%, 1/1/34	800	950,424
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,210,619
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	90	98,317
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	230	250,344
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	364,643
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	160,222
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,366,645
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,083,450
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,669,365
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	293,196

		$25,210,291

Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,709,909
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	419,740
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	325,125

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	$4,000	$4,670,640

		$7,125,414

Total Tax-Exempt Investments — 161.5% (identified cost $202,627,348)		$219,383,684

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.5)%		$(4,750,932)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (29.3)%		$(39,798,080)

Other Assets, Less Liabilities — (28.7)%		$(38,994,598)

Net Assets Applicable to Common Shares — 100.0%		$135,840,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At September 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.5%
Others, representing less than 10% individually	84.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 40.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 164.4%

Security	Principal Amount (000’s omitted)	Value

Education — 8.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$456,731
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	182,768
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,892
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	406,277
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	137,110
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	370,979
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	238,690
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	164,265
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	465,657
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	487,934
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	515,880
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	176,571
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	588,572

		$4,271,326

Electric Utilities — 5.7%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$769,369
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	486,058
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	144,152
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,099,530
Vernon, Electric System Revenue, 5.125%, 8/1/21	335	358,182

		$2,857,291

Escrowed / Prerefunded — 16.1%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,440,665
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	890	972,734
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,252,944
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,505,882

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	$720	$826,279
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	522,163
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	420,997
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	709,681
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	304,987
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	140	148,308

		$8,104,640

General Obligations — 44.3%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,750	$2,046,222
California, 5.00%, 10/1/31	465	556,438
California, 5.50%, 11/1/35	1,300	1,469,689
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,174,590
Jurupa Unified School District, (Election of 2014), 5.00%, 8/1/37	1,150	1,358,633
Lodi Unified School District, (Election of 2016), 5.00%, 8/1/34	1,365	1,621,647
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,154,230
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,110,560
Napa Valley Unified School District, 5.00%, 8/1/41	1,445	1,697,283
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,034,778
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,638,501
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/47	1,100	1,304,743
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	468,113
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	398,342
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	690,867
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,311,435
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,186,040

		$22,222,111

Hospital — 9.5%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$913,508
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	380,590

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	$475	$538,902
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	857,722
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	683,718
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	316,176
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,095,230

		$4,785,846

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,102,906
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	631,643

		$1,734,549

Insured – Escrowed / Prerefunded — 17.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,750	$1,814,908
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,011,123
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	507,381
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,342,887
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	404,368
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,793,190

		$8,873,857

Insured – General Obligations — 8.8%
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41	$1,265	$1,479,127
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,942,240

		$4,421,367

Insured – Special Tax Revenue — 4.2%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,536,934
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	562,713

		$2,099,647

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 5.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,570,022

		$2,570,022

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$462,800

		$462,800

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$552,058

		$552,058

Special Tax Revenue — 13.6%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,533,180
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41	1,750	2,054,063
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,434,225
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	586,970
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	1,000	1,201,460

		$6,809,898

Transportation — 11.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,267,422
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	593,957
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,161,357
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,424,925
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	689,648
San Jose, Airport Revenue, 5.00%, 3/1/20	500	546,985

		$5,684,294

Water and Sewer — 14.1%
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42	$1,100	$1,308,901
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,101,712
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,000	2,340,640

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	$2,000	$2,352,940

		$7,104,193

Total Tax-Exempt Investments — 164.4% (identified cost $77,225,827)		$82,553,899

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.8)%		$(900,110)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (49.2)%		$(24,700,807)

Other Assets, Less Liabilities — (13.4)%		$(6,734,638)

Net Assets Applicable to Common Shares — 100.0%		$50,218,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 24.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 147.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$752,527
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	825,299

		$1,577,826

Education — 10.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$821,902
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	953,903
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,139,590

		$2,915,395

Escrowed / Prerefunded — 12.2%
Boston, Prerefunded to 4/1/21, 4.00%, 4/1/24	$200	$219,242
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	25	25,830
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	72,325
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	320	340,211
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	520,949
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,035,480
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,065,395

		$3,279,432

General Obligations — 9.4%
Danvers, 5.25%, 7/1/36	$565	$642,529
Plymouth, 5.00%, 5/1/26	250	281,455
Plymouth, 5.00%, 5/1/31	225	252,556
Plymouth, 5.00%, 5/1/32	205	228,962
Wayland, 5.00%, 2/1/33	340	378,036
Wayland, 5.00%, 2/1/36	510	565,998
Winchester, 5.00%, 4/15/36	160	178,856

		$2,528,392

Security	Principal Amount (000’s omitted)	Value

Hospital — 21.9%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$120	$136,314
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	613,641
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	843,322
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,105,080
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	808,054
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	530,695
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	791,543
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,047,400

		$5,876,049

Insured – Education — 12.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$954,660
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,403,416
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	956,993

		$3,315,069

Insured – Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,175,734

		$1,175,734

Insured – Escrowed / Prerefunded — 13.7%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,378,203
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	238,346
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,060,240

		$3,676,789

Insured – General Obligations — 9.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,509,121

		$2,509,121

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,251,780

		$1,251,780

Insured – Other Revenue — 2.1%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$566,388

		$566,388

Insured – Special Tax Revenue — 12.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$555	$662,931
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	949,683
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	529,180
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	960,187
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	161,977

		$3,263,958

Insured – Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,274,026

		$1,274,026

Special Tax Revenue — 9.3%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,321,126
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37	500	582,645
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	500	581,645

		$2,485,416

Transportation — 12.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,080,100
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	536,465
Massachusetts Port Authority, 5.00%, 7/1/28	250	275,025
Massachusetts Port Authority, 5.00%, 7/1/34	435	474,950
Massachusetts Port Authority, 5.00%, 7/1/45	750	859,778

		$3,226,318

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.0%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$811,312

		$811,312

Total Tax-Exempt Investments — 147.9% (identified cost $35,598,293)		$39,733,005

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.3)%		$(625,052)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.0)%		$(12,889,731)

Other Assets, Less Liabilities — 2.4%		$640,936

Net Assets Applicable to Common Shares — 100.0%		$26,859,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 42.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 13.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 156.0%

Security	Principal Amount (000’s omitted)	Value

Education — 5.9%
Michigan Technological University, 4.00%, 10/1/36	$570	$591,888
Wayne State University, 5.00%, 11/15/40	675	764,566

		$1,356,454

Electric Utilities — 7.4%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$971,776
Michigan Public Power Agency, 5.00%, 1/1/43	700	738,878

		$1,710,654

Escrowed / Prerefunded — 2.4%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$60	$68,579
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	490,410

		$558,989

General Obligations — 39.5%
Battle Creek, 5.00%, 12/1/41	$750	$857,828
Buchanan Community Schools, 4.00%, 5/1/31	500	531,525
Byron Center Public Schools, 5.00%, 5/1/43	1,000	1,139,620
Comstock Park Public Schools, 5.125%, 5/1/31	205	230,539
Comstock Park Public Schools, 5.25%, 5/1/33	105	117,755
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	749,468
Grass Lake Community Schools, 5.00%, 5/1/30	430	503,345
Lakeview School District, 5.00%, 5/1/40	550	626,478
Lansing Community College, 5.00%, 5/1/30	1,000	1,128,720
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	788,310
Rockford Public Schools, 5.00%, 5/1/44	500	566,305
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	722,979
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,128,300

		$9,091,172

Hospital — 21.2%
Grand Traverse Hospital, Finance Authority, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	$750	$841,402
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	818,520
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	817,988
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	552,575
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	751,394

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	$1,000	$1,104,950

		$4,886,829

Insured – Bond Bank — 3.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$711,452

		$711,452

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$656,018

		$656,018

Insured – Escrowed / Prerefunded — 27.7%
Battle Creek, (BAM), Prerefunded to 6/1/18, 5.00%, 6/1/33	$250	$256,875
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	435	453,266
Grand Rapids Water Supply System, (AGC), Prerefunded to 1/1/19, 5.00%, 1/1/29	1,000	1,050,160
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,217,776
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,339,300
Royal Oak, (AGC), Prerefunded to 10/1/18, 6.25%, 10/1/28	1,000	1,053,430

		$6,370,807

Insured – General Obligations — 21.3%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$564,375
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	838,913
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,298,040
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	569,590
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,083,522
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	559,125

		$4,913,565

Insured – Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$237,743
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	129,371

		$367,114

Insured – Water and Sewer — 9.0%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,710,690

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$355	$361,184

		$2,071,874

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,067,150

		$1,067,150

Special Tax Revenue — 4.9%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,127,270

		$1,127,270

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$753,455
Port Huron, Water Supply System, 5.25%, 10/1/31	250	278,117

		$1,031,572

Total Tax-Exempt Investments — 156.0% (identified cost $33,234,533)		$35,920,920

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.2)%		$(2,800,458)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.4)%		$(10,470,809)

Other Assets, Less Liabilities — 1.6%		$373,761

Net Assets Applicable to Common Shares — 100.0%		$23,023,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 42.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 11.3% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 161.2%

Security	Principal Amount (000’s omitted)	Value

Education — 4.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$386,182
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	237,695
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	394,517
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	769,653

		$1,788,047

Escrowed / Prerefunded — 6.5%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,255,122
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	140,899
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	741,524
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	34,889
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	266,065

		$2,438,499

General Obligations — 7.9%
Edgewater Board of Education, 4.00%, 3/1/40	$1,250	$1,325,675
Jersey City, 4.00%, 11/1/35	250	267,568
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	290,082
Montclair, 4.00%, 3/1/31	560	619,707
Union City, 5.00%, 11/1/23	375	431,827

		$2,934,859

Hospital — 14.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$280,078
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	470,956
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	524,285
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	510,460
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	334,306

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	$135	$162,609
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	461,180
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,217,196
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	700	797,860
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	710,127

		$5,469,057

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$900	$951,696

		$951,696

Insured – Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$87,088
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,543

		$107,631

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$661,395
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	356,993

		$1,018,388

Insured – Escrowed / Prerefunded — 22.1%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,079,380
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	333,731
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	354,940
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	376,006
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	399,182
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,052,360
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	736,827
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,031,392

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$450	$474,980
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	887,258
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,090,814
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	262,890
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	170	175,260

		$8,255,020

Insured – General Obligations — 24.6%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$566,610
Bayonne, (AGM), 0.00%, 7/1/23	2,415	2,102,789
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,571,010
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	900,040
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,054,036

		$9,194,485

Insured – Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,604,895

		$1,604,895

Insured – Lease Revenue / Certificates of Participation — 5.1%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,312,770
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	606,310

		$1,919,080

Insured – Special Tax Revenue — 14.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$921,220
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	607,065
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	977,428
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,787,023
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	806,097

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,105	$232,448

		$5,331,281

Insured – Transportation — 7.7%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$795,840
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,900,770
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	193,378

		$2,889,988

Insured – Water and Sewer — 11.5%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,731,535
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	564,191

		$4,295,726

Lease Revenue / Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$465	$476,593

		$476,593

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$714,690

		$714,690

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,026,075

		$1,026,075

Transportation — 22.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$635,206
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	225,945
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	767,183
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,261,228
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,140,396
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,310,260
South Jersey Transportation Authority, 5.00%, 11/1/39	200	217,636

		$8,557,854

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.3%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$768,469
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	478,270

		$1,246,739

Total Tax-Exempt Investments — 161.2% (identified cost $55,396,077)		$60,220,603

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.0)%		$(2,225,455)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.3)%		$(17,298,937)

Other Assets, Less Liabilities — (8.9)%		$(3,330,165)

Net Assets Applicable to Common Shares — 100.0%		$37,366,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 57.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Dec-17	$(2,139,375)	$35,083

					$35,083

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 167.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$814,920
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,633,400

		$3,448,320

Education — 22.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$126,947
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	689,367
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,429,875
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,403,354
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	115,409
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	649,644
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	368,163
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,138,010
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,119,080
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	595,211

		$7,635,060

Electric Utilities — 4.1%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,368,220

		$1,368,220

Escrowed / Prerefunded — 2.0%
Triborough Bridge and Tunnel Authority, Prerefunded to 5/15/18, 5.00%, 11/15/37	$340	$348,830
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	313,952

		$662,782

General Obligations — 11.2%
Long Beach City School District, 4.50%, 5/1/26	$500	$542,020
New York, 4.00%, 10/1/41(2)	500	533,545
New York, 5.00%, 2/15/34(1)	1,000	1,123,910
New York City, 5.00%, 8/1/34(1)	1,350	1,567,256

		$3,766,731

Security	Principal Amount (000’s omitted)	Value

Hospital — 9.6%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$857,093
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	145,803
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	193,424
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	529,410
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	235	258,495
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,062,771
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	188,281

		$3,235,277

Housing — 11.3%
New York City Housing Development Corp., 3.55%, 11/1/42	$805	$796,789
New York City Housing Development Corp., 4.05%, 11/1/41	330	342,210
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	805	785,583
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	518,020
New York Mortgage Agency, 3.55%, 10/1/33	495	502,772
New York Mortgage Agency, 3.90%, 10/1/36	810	834,389

		$3,779,763

Industrial Development Revenue — 1.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$641,055

		$641,055

Insured – Education — 3.7%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,974
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	369,012
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	584,115

		$1,244,101

Insured – Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$535,785
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	539,720

		$1,075,505

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 9.5%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$535	$577,543
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	560	607,471
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	250	262,690
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	949,354
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	185,892
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	190,916
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	211,077
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	221,129

		$3,206,072

Insured – General Obligations — 3.4%
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$185	$188,626
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	193,882
Oyster Bay, (AGM), 4.00%, 8/1/28	725	772,864

		$1,155,372

Insured – Hospital — 1.5%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$508,490

		$508,490

Insured – Other Revenue — 2.9%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$983,982

		$983,982

Insured – Special Tax Revenue — 4.3%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$565,773
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	630,615
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	249,277

		$1,445,665

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.2%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$500	$582,085
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	1,000	1,164,170

		$1,746,255

Other Revenue — 14.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$680,768
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	559,465
Erie County Fiscal Stability Authority, Series 2017C, 5.00%, 9/1/27	50	63,044
Erie County Fiscal Stability Authority, Series 2017D, 5.00%, 9/1/27	35	44,131
Erie County Fiscal Stability Authority, Series 2017C, 5.00%, 9/1/28	80	99,975
Erie County Fiscal Stability Authority, Series 2017D, 5.00%, 9/1/28	55	68,733
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	1,000	1,079,880
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,133,504

		$4,729,500

Special Tax Revenue — 20.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$314,731
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	249,511
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,223,137
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	650	729,723
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,167,890
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	500	599,140
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	530	579,221

		$6,863,353

Senior Living / Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$20	$23,149
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	59,140

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	$55	$65,583
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	141,900

		$289,772

Transportation — 19.7%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,213,880
Nassau County Bridge Authority, 5.00%, 10/1/35	350	382,088
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,860
New York Thruway Authority, 5.00%, 1/1/37	1,170	1,320,123
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	190,944
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	951,298
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,278,215
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	208,668

		$6,616,076

Water and Sewer — 5.3%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	$1,500	$1,773,240

		$1,773,240

Total Tax-Exempt Investments — 167.2% (identified cost $52,847,259)		$56,174,591

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.2)%		$(1,750,286)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (34.1)%		$(11,443,512)

Other Assets, Less Liabilities — (27.9)%		$(9,380,056)

Net Assets Applicable to Common Shares — 100.0%		$33,600,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 17.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 6.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 154.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.3%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$790,426
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	640	734,118

		$1,524,544

Education — 16.4%
Bowling Green State University, 5.00%, 6/1/33	$500	$585,685
Miami University, 5.00%, 9/1/41	500	576,490
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	850	983,059
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	216,226
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	571,400
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	575,920
Ohio State University, 5.00%, 12/1/30	455	572,303
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,725,705

		$5,806,788

Electric Utilities — 4.0%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$645,350
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	206,487
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	569,405

		$1,421,242

Escrowed / Prerefunded — 15.5%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$959,796
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,134,850
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	503,670
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	251,815
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	115,932
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	324,469
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,091,890

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	$1,040	$1,129,118

		$5,511,540

General Obligations — 3.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$307,719
Lakewood City School District, 5.00%, 11/1/39	400	457,988
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	555,015

		$1,320,722

Hospital — 16.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$949,398
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	493,473
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	285,977
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	265,975
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	540,300
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	810,742
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	510,755
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	549,690
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	182,257
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	639,597
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,051
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	505	529,689

		$5,942,904

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$84,752

		$84,752

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 19.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$40,601
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,042,700
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	435,810
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,880,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	328,009

		$6,727,220

Insured – Escrowed / Prerefunded — 23.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$670,923
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	445	499,250
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	979,221
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	351,242
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,050,640
Ohio University, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/33	500	513,745
Olentangy, Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,438,682
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	524,091
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	154,134
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	363,866
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	646,874
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,075,850

		$8,268,518

Insured – General Obligations — 12.9%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$639,505
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,880,328
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,051,920

		$4,571,753

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.1%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,760	$1,791,909

		$1,791,909

Insured – Special Tax Revenue — 11.8%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,077,809
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,065,149
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	52,590

		$4,195,548

Insured – Transportation — 4.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$529,978
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	583,380
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	479,517

		$1,592,875

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$544,320

		$544,320

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$394,366

		$394,366

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$562,637
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	403,447
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	213,454
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	252,754

		$1,432,292

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$568,425

		$568,425

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.0%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$115,745
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/31	785	951,789

		$1,067,534

Water and Sewer — 5.6%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,051,930
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/43	500	568,040
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	346,392

		$1,966,362

Total Tax-Exempt Investments — 154.3% (identified cost $49,757,797)		$54,733,614

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.3)%		$(2,250,521)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.4)%		$(14,682,481)

Other Assets, Less Liabilities — (6.6)%		$(2,333,899)

Net Assets Applicable to Common Shares — 100.0%		$35,466,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 50.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 15.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 152.0%

Security	Principal Amount (000’s omitted)	Value

Education — 31.2%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$434,803
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	868,238
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,695,210
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/31	755	890,636
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	873,450
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	110,191
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	157,009
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	360	421,330
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	215,159
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	308,275
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	261,206
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	672,232
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	779,820
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	530	607,995
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,787,606
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	480,260
Pennsylvania State University, 5.00%, 9/1/34	750	884,647
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	840,195
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	293,020
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	623,024

		$13,204,306

Escrowed / Prerefunded — 8.9%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,203,227

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	$555	$611,593
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	1,010,137
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	198,249
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	753,274

		$3,776,480

General Obligations — 13.3%
Chester County, 4.00%, 7/15/29	$250	$284,253
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,276,210
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,222,540
West York Area School District, 5.00%, 4/1/33	750	848,767

		$5,631,770

Hospital — 10.6%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$195	$211,832
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,079,940
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	519,960
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	552,695
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	271,490
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	722,628
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	841,110
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	279,625

		$4,479,280

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$187,829
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	513,470

		$701,299

Insured – Education — 4.2%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$510,290

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$382,718
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	893,007

		$1,786,015

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$522,149
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	799,237

		$1,321,386

Insured – Escrowed / Prerefunded — 22.6%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,368,350
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	694,676
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,015,510
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	149,215
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,685,594
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	511,550
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,530	1,535,661
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	521,935
Reading School District, (AGM), Prerefunded to 9/1/18, 5.00%, 3/1/35	1,500	1,556,385
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	90,461
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	90,490
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	351,203

		$9,571,030

Insured – General Obligations — 15.5%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$608,350
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	849,945
Luzerne County, (AGM), 5.00%, 11/15/29	250	281,928
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,333,660

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Scranton School District, (AGM), 5.00%, 7/15/38	$1,000	$1,009,580
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,458,447

		$6,541,910

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$313,340

		$313,340

Insured – Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,067,920

		$1,067,920

Insured – Lease Revenue / Certificates of Participation — 4.1%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$527,185
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,228,693

		$1,755,878

Insured – Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,088,540
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	272,416

		$1,360,956

Insured – Transportation — 6.5%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$296,062
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,450,196

		$2,746,258

Insured – Water and Sewer — 10.7%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$549,405
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	944,525
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,628,361
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,387,642

		$4,509,933

Special Tax Revenue — 4.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,718,010

		$1,718,010

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 7.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$500,628
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	785,429
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,105,350
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	135	148,334
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	215,050
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	551,650

		$3,306,441

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$549,525

		$549,525

Total Tax-Exempt Investments — 152.0% (identified cost $59,786,222)		$64,341,737

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(1,275,107)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.1)%		$(20,364,691)

Other Assets, Less Liabilities — (0.9)%		$(369,209)

Net Assets Applicable to Common Shares — 100.0%		$42,332,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 20.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Dec-17	$(3,056,250)	$50,119

					$50,119

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.

NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Assets and Liabilities

	September 30, 2017
Assets	Municipal Fund II		California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$202,627,348		$77,225,827	$35,598,293	$33,234,533
Unrealized appreciation	16,756,336		5,328,072	4,134,712	2,686,387
Investments, at value	$219,383,684		$82,553,899	$39,733,005	$35,920,920
Cash	$—		$—	$776,207	$—
Interest receivable	2,839,054		819,461	456,608	489,078
Total assets	$222,222,738		$83,373,360	$40,965,820	$36,409,998

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $25,722, $8,082, $0 and $0, respectively)	$41,169,278		$7,241,918	$500,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $151,920, $99,193, $60,269 and $54,191, respectively)	39,798,080		24,700,807	12,889,731	10,470,809
Due to custodian	246,921		164,094	—	31,935
Payable to affiliate:
Investment adviser fee	100,806		37,835	18,655	16,527
Interest expense and fees payable	187,919		23,200	743	—
Accrued expenses	128,728		87,052	72,481	66,855
Total liabilities	$81,631,732		$32,254,906	$13,481,610	$10,586,126
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,750,932		$900,110	$625,052	$2,800,458
Net assets applicable to common shares	$135,840,074		$50,218,344	$26,859,158	$23,023,414

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134		$38,864	$17,685	$15,001
Additional paid-in capital	140,783,878		54,598,746	25,277,829	21,265,907
Accumulated net realized loss	(21,981,960)		(10,026,024)	(2,664,282)	(1,044,805)
Accumulated undistributed net investment income	181,686		278,686	93,214	100,924
Net unrealized appreciation	16,756,336		5,328,072	4,134,712	2,686,387
Net assets applicable to common shares	$135,840,074		$50,218,344	$26,859,158	$23,023,414

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	190	(1)	36	25	112

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,598		992	518	421

Common Shares Outstanding	10,013,381		3,886,356	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.57		$12.92	$15.19	$15.35

(1)	Comprised of 62 Series A shares and 128 Series B shares.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Assets and Liabilities — continued

	September 30, 2017
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$55,396,077	$52,847,259	$49,757,797	$59,786,222
Unrealized appreciation	4,824,526	3,327,332	4,975,817	4,555,515
Investments, at value	$60,220,603	$56,174,591	$54,733,614	$64,341,737
Cash	$—	$128,995	$531,553	$1,452,707
Deposits for financial futures contracts	42,000	—	—	60,000
Interest receivable	600,192	671,894	569,720	754,746
Receivable for investments sold	25,000	—	—	890,000
Total assets	$60,887,795	$56,975,480	$55,834,887	$67,499,190

Liabilities
Payable for floating rate notes issued	$3,740,000	$9,500,000	$3,320,000	$3,390,000
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $76,063, $56,488, $67,519 and $85,309, respectively)	17,298,937	11,443,512	14,682,481	20,364,691
Payable for when-issued securities	—	535,310	—	—
Payable for variation margin on open financial futures contracts	438	—	—	625
Due to custodian	127,307	—	—	—
Payable to affiliate:
Investment adviser fee	27,230	25,509	25,374	30,578
Interest expense and fees payable	24,909	36,521	14,090	24,825
Accrued expenses	77,473	83,605	75,708	80,634
Total liabilities	$21,296,294	$21,624,457	$18,117,653	$23,891,353
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$2,225,455	$1,750,286	$2,250,521	$1,275,107
Net assets applicable to common shares	$37,366,046	$33,600,737	$35,466,713	$42,332,730

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,792	$25,565	$25,379	$29,600
Additional paid-in capital	37,006,258	35,388,694	34,462,282	42,735,788
Accumulated net realized loss	(4,709,309)	(5,252,074)	(4,284,851)	(5,282,065)
Accumulated undistributed net investment income	183,696	111,220	288,086	243,773
Net unrealized appreciation	4,859,609	3,327,332	4,975,817	4,605,634
Net assets applicable to common shares	$37,366,046	$33,600,737	$35,466,713	$42,332,730

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	89	70	90	51

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	695	460	590	818

Common Shares Outstanding	2,579,166	2,556,510	2,537,940	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.49	$13.14	$13.97	$14.30

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Operations

	Year Ended September 30, 2017
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$8,954,360	$3,303,113	$1,640,630	$1,493,239
Total investment income	$8,954,360	$3,303,113	$1,640,630	$1,493,239

Expenses
Investment adviser fee	$1,224,438	$457,225	$227,504	$199,143
Trustees’ fees and expenses	13,090	5,203	2,840	2,546
Custodian fee	63,546	35,553	24,291	23,167
Transfer and dividend disbursing agent fees	18,499	18,719	19,014	18,434
Legal and accounting services	64,691	43,912	37,011	32,307
Printing and postage	19,484	9,413	7,099	7,314
Interest expense and fees	1,406,846	554,143	272,518	215,330
Auction preferred shares service fee	3,759	711	496	2,217
Rating agency fees	29,000	29,000	29,000	29,000
Miscellaneous	61,314	43,139	37,333	36,661
Total expenses	$2,904,667	$1,197,018	$657,106	$566,119

Net investment income	$6,049,693	$2,106,095	$983,524	$927,120

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(525,985)	$(62,806)	$129,659	$62,626
Financial futures contracts	319,055	226,528	107,081	—
Net realized gain (loss)	$(206,930)	$163,722	$236,740	$62,626
Change in unrealized appreciation (depreciation) —
Investments	$(5,995,930)	$(2,382,895)	$(1,783,176)	$(868,239)
Financial futures contracts	(82,096)	(44,310)	(25,478)	—
Net change in unrealized appreciation (depreciation)	$(6,078,026)	$(2,427,205)	$(1,808,654)	$(868,239)

Net realized and unrealized loss	$(6,284,956)	$(2,263,483)	$(1,571,914)	$(805,613)

Distributions to auction preferred shareholders
From net investment income	$(60,020)	$(11,462)	$(7,904)	$(35,681)

Net increase (decrease) in net assets from operations	$(295,283)	$(168,850)	$(596,294)	$85,826

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Operations — continued

	Year Ended September 30, 2017
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,508,133	$2,254,912	$2,342,862	$2,864,838
Total investment income	$2,508,133	$2,254,912	$2,342,862	$2,864,838

Expenses
Investment adviser fee	$328,097	$308,009	$303,646	$370,582
Trustees’ fees and expenses	3,869	3,664	3,623	4,307
Custodian fee	29,099	30,010	27,577	29,267
Transfer and dividend disbursing agent fees	18,469	18,439	18,460	18,684
Legal and accounting services	36,366	46,029	38,465	40,354
Printing and postage	8,524	8,019	8,152	10,267
Interest expense and fees	398,927	352,959	334,846	453,401
Auction preferred shares service fee	1,761	1,386	1,783	1,010
Rating agency fees	29,000	29,000	29,000	29,000
Miscellaneous	40,656	40,380	41,022	42,114
Total expenses	$894,768	$837,895	$806,574	$998,986

Net investment income	$1,613,365	$1,417,017	$1,536,288	$1,865,852

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$607,619	$(488,424)	$488,387	$233,355
Financial futures contracts	146,970	178,469	—	209,957
Net realized gain (loss)	$754,589	$(309,955)	$488,387	$443,312
Change in unrealized appreciation (depreciation) —
Investments	$(2,737,090)	$(1,245,631)	$(2,465,330)	$(2,327,579)
Financial futures contracts	(4,549)	(42,463)	—	(6,499)
Net change in unrealized appreciation (depreciation)	$(2,741,639)	$(1,288,094)	$(2,465,330)	$(2,334,078)

Net realized and unrealized loss	$(1,987,050)	$(1,598,049)	$(1,976,943)	$(1,890,766)

Distributions to auction preferred shareholders
From net investment income	$(28,329)	$(22,300)	$(28,411)	$(16,122)

Net decrease in net assets from operations	$(402,014)	$(203,332)	$(469,066)	$(41,036)

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,049,693	$2,106,095	$983,524	$927,120
Net realized gain (loss)	(206,930)	163,722	236,740	62,626
Net change in unrealized appreciation (depreciation)	(6,078,026)	(2,427,205)	(1,808,654)	(868,239)
Distributions to auction preferred shareholders —
From net investment income	(60,020)	(11,462)	(7,904)	(35,681)
Net increase (decrease) in net assets from operations	$(295,283)	$(168,850)	$(596,294)	$85,826
Distributions to common shareholders —
From net investment income	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)
Total distributions to common shareholders	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)

Net decrease in net assets	$(6,216,195)	$(2,230,173)	$(1,580,295)	$(811,363)

Net Assets Applicable to Common Shares
At beginning of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777
At end of year	$135,840,074	$50,218,344	$26,859,158	$23,023,414

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$181,686	$278,686	$93,214	$100,924

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,613,365	$1,417,017	$1,536,288	$1,865,852
Net realized gain (loss)	754,589	(309,955)	488,387	443,312
Net change in unrealized appreciation (depreciation)	(2,741,639)	(1,288,094)	(2,465,330)	(2,334,078)
Distributions to auction preferred shareholders —
From net investment income	(28,329)	(22,300)	(28,411)	(16,122)
Net decrease in net assets from operations	$(402,014)	$(203,332)	$(469,066)	$(41,036)
Distributions to common shareholders —
From net investment income	$(1,617,137)	$(1,436,247)	$(1,486,971)	$(1,880,809)
Total distributions to common shareholders	$(1,617,137)	$(1,436,247)	$(1,486,971)	$(1,880,809)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$2,404	$—
Net increase in net assets from capital share transactions	$—	$—	$2,404	$—

Net decrease in net assets	$(2,019,151)	$(1,639,579)	$(1,953,633)	$(1,921,845)

Net Assets Applicable to Common Shares
At beginning of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575
At end of year	$37,366,046	$33,600,737	$35,466,713	$42,332,730

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$183,696	$111,220	$288,086	$243,773

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,670,230	$2,373,303	$1,095,314	$1,023,537
Net realized gain (loss)	(238,885)	31,073	(177,504)	—
Net change in unrealized appreciation (depreciation)	3,883,663	506,291	1,421,273	1,005,211
Distributions to auction preferred shareholders —
From net investment income	(34,297)	(11,631)	(6,274)	(17,098)
Discount on redemption and repurchase of auction preferred shares	1,797,750	1,116,000	582,750	473,625
Net increase in net assets from operations	$12,078,461	$4,015,036	$2,915,559	$2,485,275
Distributions to common shareholders —
From net investment income	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Total distributions to common shareholders	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$8,111	$—	$—
Net increase in net assets from capital share transactions	$—	$8,111	$—	$—

Net increase in net assets	$5,348,758	$1,534,023	$1,752,232	$1,426,309

Net Assets Applicable to Common Shares
At beginning of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468
At end of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$33,485	$179,680	$72,374	$75,068

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,741,730	$1,565,546	$1,664,272	$2,051,733
Net realized gain (loss)	(190,085)	94,317	120,419	(337,929)
Net change in unrealized appreciation (depreciation)	2,189,782	527,952	1,395,985	2,175,874
Distributions to auction preferred shareholders —
From net investment income	(15,805)	(12,081)	(14,782)	(11,340)
Discount on redemption and repurchase of auction preferred shares	781,875	517,500	663,750	920,250
Net increase in net assets from operations	$4,507,497	$2,693,234	$3,829,644	$4,798,588
Distributions to common shareholders —
From net investment income	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Total distributions to common shareholders	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Capital share transactions —
Reinvestment of distributions to common shareholders	$2,749	$6,563	$11,488	$—
Net increase in net assets from capital share transactions	$2,749	$6,563	$11,488	$—

Net increase in net assets	$2,670,902	$1,007,767	$2,144,308	$2,569,767

Net Assets Applicable to Common Shares
At beginning of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808
At end of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$159,669	$127,886	$98,235	$191,681

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Cash Flows

	Year Ended September 30, 2017
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net increase (decrease) in net assets from operations	$(295,283)	$(168,850)	$(596,294)	$85,826
Distributions to auction preferred shareholders	60,020	11,462	7,904	35,681
Net increase (decrease) in net assets from operations excluding distributions to auction preferred shareholders	$(235,263)	$(157,388)	$(588,390)	$121,507
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Investments purchased	(19,806,730)	(22,607,805)	(2,248,831)	(4,615,268)
Investments sold	17,970,990	20,938,660	2,863,836	4,285,793
Net amortization/accretion of premium (discount)	284,832	(119,640)	49,007	(64,673)
Amortization of deferred debt issuance costs	1,610	548	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	87,406	57,050	34,650	31,164
Decrease in deposits for financial futures contracts	118,000	82,000	37,000	—
Decrease (increase) in interest receivable	8,929	(38,888)	1,484	(25,069)
Decrease in receivable for variation margin on open financial futures contracts	42,594	28,359	13,219	—
Decrease in payable to affiliate for investment adviser fee	(3,051)	(92)	(986)	(297)
Increase (decrease) in interest expense and fees payable	38,834	2,769	(1,232)	—
Increase in accrued expenses	8,818	13,254	14,563	15,340
Net change in unrealized (appreciation) depreciation from investments	5,995,930	2,382,895	1,783,176	868,239
Net realized (gain) loss from investments	525,985	62,806	(129,659)	(62,626)
Net cash provided by operating activities	$5,038,884	$644,528	$1,827,837	$554,110

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)
Cash distributions paid to auction preferred shareholders	(59,779)	(11,419)	(7,875)	(35,536)
Proceeds from secured borrowings	—	1,600,000	—	—
Repayment of secured borrowings	(1,400,000)	—	(870,000)	—
Increase (decrease) in due to custodian	246,921	(171,786)	—	31,935
Net cash used in financing activities	$(7,133,770)	$(644,528)	$(1,861,876)	$(900,790)

Net decrease in cash	$(2,094,886)	$—	$(34,039)	$(346,680)

Cash at beginning of year	$2,094,886	$—	$810,246	$346,680

Cash at end of year	$—	$—	$776,207	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$1,278,996	$493,776	$239,100	$184,166

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Statements of Cash Flows — continued

	Year Ended September 30, 2017
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net decrease in net assets from operations	$(402,014)	$(203,332)	$(469,066)	$(41,036)
Distributions to auction preferred shareholders	28,329	22,300	28,411	16,122
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(373,685)	$(181,032)	$(440,655)	$(24,914)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(6,694,859)	(14,927,895)	(6,422,048)	(2,424,547)
Investments sold	6,805,463	16,069,919	5,236,724	3,683,411
Net amortization/accretion of premium (discount)	(485,919)	40,505	(444,326)	(232,315)
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	43,746	32,477	38,833	49,060
Decrease in deposits for financial futures contracts	16,000	61,000	—	21,000
Decrease (increase) in interest receivable	6,495	(19,965)	(7,314)	39,317
Decrease in receivable for variation margin on open financial futures contracts	20,563	22,031	—	29,375
Decrease in receivable from the transfer agent	—	—	2,419	—
Increase in payable for variation margin on open financial futures contracts	438	—	—	625
Decrease in payable to affiliate for investment adviser fee	(775)	(614)	(210)	(806)
Increase in interest expense and fees payable	10,706	5,325	7,461	7,895
Increase in accrued expenses	12,179	15,560	14,115	13,790
Net change in unrealized (appreciation) depreciation from investments	2,737,090	1,245,631	2,465,330	2,327,579
Net realized (gain) loss from investments	(607,619)	488,424	(488,387)	(233,355)
Net cash provided by (used in) operating activities	$1,489,823	$2,851,366	$(38,058)	$3,256,115

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(1,617,137)	$(1,436,247)	$(1,484,567)	$(1,880,809)
Cash distributions paid to auction preferred shareholders	(28,206)	(22,210)	(28,294)	(16,065)
Proceeds from secured borrowings	—	400,000	1,200,000	—
Repayment of secured borrowings	—	(2,000,000)	—	—
Increase in due to custodian	127,307	—	—	—
Net cash used in financing activities	$(1,518,036)	$(3,058,457)	$(312,861)	$(1,896,874)

Net increase (decrease) in cash	$(28,213)	$(207,091)	$(350,919)	$1,359,241

Cash at beginning of year	$28,213	$336,086	$882,472	$93,466

Cash at end of year	$—	$128,995	$531,553	$1,452,707

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$—	$2,404	$—
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$344,475	$315,157	$288,553	$396,446

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.190	$13.650		$13.620	$11.840	$13.370

Income (Loss) From Operations
Net investment income(1)	$0.604	$0.666		$0.739	$0.757	$0.752
Net realized and unrealized gain (loss)	(0.627)	0.369		0.046	1.785	(1.516)
Distributions to APS shareholders(1)
From net investment income	(0.006)	(0.003)		(0.006)	(0.005)	(0.009)
Discount on redemption and repurchase of APS(1)	—	0.180		—	—	—

Total income (loss) from operations	$(0.029)	$1.212		$0.779	$2.537	$(0.773)

Less Distributions to Common Shareholders
From net investment income	$(0.591)	$(0.672)		$(0.749)	$(0.757)	$(0.757)

Total distributions to common shareholders	$(0.591)	$(0.672)		$(0.749)	$(0.757)	$(0.757)

Net asset value — End of year (Common shares)	$13.570	$14.190		$13.650	$13.620	$11.840

Market value — End of year (Common shares)	$12.550	$13.500		$12.550	$12.570	$11.200

Total Investment Return on Net Asset Value(2)	0.25%	9.27	%(3)	6.30%	22.61%	(5.83)%

Total Investment Return on Market Value(2)	(2.55)%	13.07%		5.89%	19.62%	(14.20)%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$135,840	$142,056	$136,708	$136,398	$118,569
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.10%	1.17%	1.11%	1.20%	1.23%
Interest and fee expense(6)	1.04%	0.58%	0.19%	0.21%	0.23%
Total expenses(5)	2.14%	1.75%	1.30%	1.41%	1.46%
Net investment income	4.46%	4.71%	5.37%	6.01%	5.83%
Portfolio Turnover	8%	7%	6%	10%	7%
Senior Securities:
Total preferred shares outstanding(7)	1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(8)	$100,974	$104,450	$101,459	$101,285	$91,314
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 7.89%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.83%	0.89%	0.84%	0.89%	0.91%
Interest and fee expense	0.78%	0.44%	0.14%	0.15%	0.17%
Total expenses	1.61%	1.33%	0.98%	1.04%	1.08%
Net investment income	3.35%	3.58%	4.06%	4.44%	4.33%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$13.500	$13.100		$13.280	$11.770	$13.410

Income (Loss) From Operations
Net investment income(1)	$0.542	$0.611		$0.754	$0.769	$0.756
Net realized and unrealized gain (loss)	(0.589)	0.146		(0.194)	1.479	(1.632)
Distributions to APS shareholders(1)
From net investment income	(0.003)	(0.003)		(0.009)	(0.007)	(0.013)
Discount on redemption and repurchase of APS(1)	—	0.287		—	—	—

Total income (loss) from operations	$(0.050)	$1.041		$0.551	$2.241	$(0.889)

Less Distributions to Common Shareholders
From net investment income	$(0.530)	$(0.641)		$(0.731)	$(0.731)	$(0.751)

Total distributions to common shareholders	$(0.530)	$(0.641)		$(0.731)	$(0.731)	$(0.751)

Net asset value — End of year (Common shares)	$12.920	$13.500		$13.100	$13.280	$11.770

Market value — End of year (Common shares)	$12.070	$13.020		$12.540	$12.080	$11.260

Total Investment Return on Net Asset Value(2)	0.04%	8.18	%(3)	4.47%	20.12%	(6.75)%

Total Investment Return on Market Value(2)	(3.09)%	8.99%		9.94%	14.22%	(12.29)%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$50,218	$52,449	$50,914	$51,581	$45,732
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.28%	1.36%	1.27%	1.32%	1.34%
Interest and fee expense(6)	1.10%	0.54%	0.11%	0.12%	0.13%
Total expenses(5)	2.38%	1.90%	1.38%	1.44%	1.47%
Net investment income	4.19%	4.53%	5.69%	6.15%	5.84%
Portfolio Turnover	24%	14%	0%	5%	7%
Senior Securities:
Total preferred shares outstanding(7)	1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(8)	$73,851	$76,020	$74,528	$75,176	$69,487
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.88%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.85%	0.91%	0.85%	0.86%	0.88%
Interest and fee expense	0.73%	0.36%	0.07%	0.08%	0.09%
Total expenses	1.58%	1.27%	0.92%	0.94%	0.97%
Net investment income	2.77%	3.04%	3.80%	4.02%	3.86%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$16.080	$15.090		$15.190	$13.530	$15.920

Income (Loss) From Operations
Net investment income(1)	$0.556	$0.619		$0.775	$0.788	$0.801
Net realized and unrealized gain (loss)	(0.886)	0.703		(0.105)	1.641	(2.389)
Distributions to APS shareholders(1)
From net investment income	(0.004)	(0.004)		(0.010)	(0.009)	(0.015)
Discount on redemption and repurchase of APS(1)	—	0.330		—	—	—

Total income (loss) from operations	$(0.334)	$1.648		$0.660	$2.420	$(1.603)

Less Distributions to Common Shareholders
From net investment income	$(0.556)	$(0.658)		$(0.760)	$(0.760)	$(0.787)

Total distributions to common shareholders	$(0.556)	$(0.658)		$(0.760)	$(0.760)	$(0.787)

Net asset value — End of year (Common shares)	$15.190	$16.080		$15.090	$15.190	$13.530

Market value — End of year (Common shares)	$13.740	$15.280		$13.650	$14.560	$12.510

Total Investment Return on Net Asset Value(2)	(1.68)%	11.32	%(3)	4.76%	18.82%	(10.28)%

Total Investment Return on Market Value(2)	(6.40)%	16.93%		(1.14)%	23.19%	(20.01)%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$26,859	$28,439	$26,687	$26,870	$23,925
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.43%	1.53%	1.41%	1.44%	1.45%
Interest and fee expense(6)	1.01%	0.53%	0.08%	0.08%	0.09%
Total expenses(5)	2.44%	2.06%	1.49%	1.52%	1.54%
Net investment income	3.66%	3.90%	5.11%	5.50%	5.31%
Portfolio Turnover	6%	2%	7%	1%	3%
Senior Securities:
Total preferred shares outstanding(7)	543	543	543	543	543
Asset coverage per preferred share(8)	$74,464	$77,375	$74,148	$74,484	$69,061
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.04%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.95%	1.03%	0.94%	0.94%	0.96%
Interest and fee expense	0.67%	0.36%	0.05%	0.05%	0.06%
Total expenses	1.62%	1.39%	0.99%	0.99%	1.02%
Net investment income	2.43%	2.63%	3.39%	3.58%	3.52%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$15.890	$14.940		$14.860	$13.160	$15.030

Income (Loss) From Operations
Net investment income(1)	$0.618	$0.682		$0.793	$0.784	$0.789
Net realized and unrealized gain (loss)	(0.536)	0.669		0.070	1.660	(1.859)
Distributions to APS shareholders(1)
From net investment income	(0.024)	(0.011)		(0.011)	(0.010)	(0.017)
Discount on redemption and repurchase of APS(1)	—	0.316		—	—	—

Total income (loss) from operations	$0.058	$1.656		$0.852	$2.434	$(1.087)

Less Distributions to Common Shareholders
From net investment income	$(0.598)	$(0.706)		$(0.789)	$(0.734)	$(0.783)

Total distributions to common shareholders	$(0.598)	$(0.706)		$(0.789)	$(0.734)	$(0.783)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.017	$—	$—

Net asset value — End of year (Common shares)	$15.350	$15.890		$14.940	$14.860	$13.160

Market value — End of year (Common shares)	$13.810	$15.060		$13.020	$13.010	$11.790

Total Investment Return on Net Asset Value(2)	0.91%	11.59	%(3)	6.63%	19.57%	(7.29)%

Total Investment Return on Market Value(2)	(4.21)%	21.36%		6.11%	16.89%	(21.98)%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$23,023	$23,835	$22,408	$22,492	$19,931
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.54%	1.65%	1.48%	1.54%	1.55%
Interest and fee expense(6)	0.94%	0.47%	—	—	—
Total expenses(5)	2.48%	2.12%	1.48%	1.54%	1.55%
Net investment income	4.05%	4.36%	5.30%	5.60%	5.46%
Portfolio Turnover	12%	—	3%	30%	29%
Senior Securities:
Total preferred shares outstanding(7)	533	533	533	533	533
Asset coverage per preferred share(8)	$68,197	$69,719	$67,042	$67,199	$62,395
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.37%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.97%	1.06%	0.93%	0.95%	0.96%
Interest and fee expense	0.59%	0.30%	—	—	—
Total expenses	1.56%	1.36%	0.93%	0.95%	0.96%
Net investment income	2.56%	2.78%	3.33%	3.44%	3.39%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$15.270	$14.240		$14.480	$13.120	$14.640

Income (Loss) From Operations
Net investment income(1)	$0.626	$0.675		$0.760	$0.755	$0.759
Net realized and unrealized gain (loss)	(0.768)	0.771		(0.261)	1.318	(1.537)
Distributions to APS shareholders(1)
From net investment income	(0.011)	(0.006)		(0.010)	(0.009)	(0.015)
Discount on redemption and repurchase of APS(1)	—	0.303		—	—	—

Total income (loss) from operations	$(0.153)	$1.743		$0.489	$2.064	$(0.793)

Less Distributions to Common Shareholders
From net investment income	$(0.627)	$(0.713)		$(0.750)	$(0.704)	$(0.727)

Total distributions to common shareholders	$(0.627)	$(0.713)		$(0.750)	$(0.704)	$(0.727)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.021	$—	$—

Net asset value — End of year (Common shares)	$14.490	$15.270		$14.240	$14.480	$13.120

Market value — End of year (Common shares)	$13.020	$14.710		$13.050	$12.540	$11.730

Total Investment Return on Net Asset Value(2)	(0.44)%	12.67	%(3)	4.11%	16.77%	(5.48)%

Total Investment Return on Market Value(2)	(7.13)%	18.43%		10.17%	13.11%	(18.01)%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015		2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$37,366	$39,385	$36,714		$37,789	$34,221
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.34%	1.45%	1.29%		1.30%	1.35%
Interest and fee expense(6)	1.07%	0.52%	0.00	%(7)	0.01%	0.04%
Total expenses(5)	2.41%	1.97%	1.29%		1.31%	1.39%
Net investment income	4.35%	4.50%	5.28%		5.50%	5.35%
Portfolio Turnover	11%	8%	5%		5%	11%
Senior Securities:
Total preferred shares outstanding(8)	784	784	784		784	784
Asset coverage per preferred share(9)	$72,661	$75,237	$71,830		$73,201	$68,650
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.43%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Amount is less than 0.005%.

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015		2014		2013
Expenses excluding interest and fees	0.88%	0.96%	0.84%		0.84%		0.88%
Interest and fee expense	0.70%	0.35%	0.00	%(7)	0.00	%(7)	0.03%
Total expenses	1.58%	1.31%	0.84%		0.84%		0.91%
Net investment income	2.84%	2.99%	3.46%		3.55%		3.50%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$13.780	$13.390		$13.460	$12.380	$13.900

Income (Loss) From Operations
Net investment income(1)	$0.554	$0.612		$0.700	$0.736	$0.714
Net realized and unrealized gain (loss)	(0.623)	0.243		(0.083)	1.037	(1.537)
Distributions to APS shareholders(1)
From net investment income	(0.009)	(0.005)		(0.007)	(0.006)	(0.010)
Discount on redemption and repurchase of APS(1)	—	0.202		—	—	—

Total income (loss) from operations	$(0.078)	$1.052		$0.610	$1.767	$(0.833)

Less Distributions to Common Shareholders
From net investment income	$(0.562)	$(0.662)		$(0.687)	$(0.687)	$(0.687)

Total distributions to common shareholders	$(0.562)	$(0.662)		$(0.687)	$(0.687)	$(0.687)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.007	$—	$—

Net asset value — End of year (Common shares)	$13.140	$13.780		$13.390	$13.460	$12.380

Market value — End of year (Common shares)	$11.930	$13.590		$12.320	$11.840	$11.120

Total Investment Return on Net Asset Value(2)	(0.15)%	8.28	%(3)	5.22%	15.23%	(6.01)%

Total Investment Return on Market Value(2)	(8.01)%	15.94%		10.09%	12.85%	(16.01)%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$33,601	$35,240	$34,233	$34,557	$31,779
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.45%	1.49%	1.37%	1.39%	1.40%
Interest and fee expense(6)	1.05%	0.54%	0.16%	0.17%	0.17%
Total expenses(5)	2.50%	2.03%	1.53%	1.56%	1.57%
Net investment income	4.22%	4.44%	5.20%	5.72%	5.33%
Portfolio Turnover	28%	14%	1%	7%	14%
Senior Securities:
Total preferred shares outstanding(7)	530	530	530	530	530
Asset coverage per preferred share(8)	$88,398	$91,492	$89,590	$90,203	$84,960
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.69%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.04%	1.09%	1.00%	1.00%	1.01%
Interest and fee expense	0.75%	0.39%	0.11%	0.12%	0.12%
Total expenses	1.79%	1.48%	1.11%	1.12%	1.13%
Net investment income	3.03%	3.23%	3.75%	4.08%	3.85%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.750	$13.900		$13.770	$12.220	$13.800

Income (Loss) From Operations
Net investment income(1)	$0.605	$0.656		$0.741	$0.742	$0.736
Net realized and unrealized gain (loss)	(0.788)	0.607		0.100	1.518	(1.584)
Distributions to APS shareholders(1)
From net investment income	(0.011)	(0.006)		(0.009)	(0.008)	(0.013)
Discount on redemption and repurchase of APS(1)	—	0.262		—	—	—

Total income (loss) from operations	$(0.194)	$1.519		$0.832	$2.252	$(0.861)

Less Distributions to Common Shareholders
From net investment income	$(0.586)	$(0.669)		$(0.702)	$(0.702)	$(0.719)

Total distributions to common shareholders	$(0.586)	$(0.669)		$(0.702)	$(0.702)	$(0.719)

Net asset value — End of year (Common shares)	$13.970	$14.750		$13.900	$13.770	$12.220

Market value — End of year (Common shares)	$12.970	$15.000		$12.460	$12.500	$11.380

Total Investment Return on Net Asset Value(2)	(1.04)%	11.24	%(3)	6.63%	19.45%	(6.46)%

Total Investment Return on Market Value(2)	(9.65)%	26.20%		5.30%	16.44%	(20.91)%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$35,467	$37,420	$35,276	$34,947	$30,995
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.33%	1.38%	1.27%	1.32%	1.33%
Interest and fee expense(6)	0.94%	0.46%	0.01%	0.03%	0.02%
Total expenses(5)	2.27%	1.84%	1.28%	1.35%	1.35%
Net investment income	4.32%	4.51%	5.33%	5.74%	5.51%
Portfolio Turnover	10%	5%	4%	12%	12%
Senior Securities:
Total preferred shares outstanding(7)	680	680	680	680	680
Asset coverage per preferred share(8)	$77,158	$80,031	$76,877	$76,393	$70,581
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.27%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.89%	0.95%	0.86%	0.87%	0.89%
Interest and fee expense	0.64%	0.31%	0.01%	0.02%	0.01%
Total expenses	1.53%	1.26%	0.87%	0.89%	0.90%
Net investment income	2.92%	3.09%	3.60%	3.78%	3.67%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.950	$14.080		$14.200	$12.710	$14.460

Income (Loss) From Operations
Net investment income(1)	$0.630	$0.693		$0.809	$0.834	$0.812
Net realized and unrealized gain (loss)	(0.640)	0.623		(0.147)	1.437	(1.742)
Distributions to APS shareholders(1)
From net investment income	(0.005)	(0.004)		(0.009)	(0.008)	(0.014)
Discount on redemption and repurchase of APS(1)	—	0.311		—	—	—

Total income (loss) from operations	$(0.015)	$1.623		$0.653	$2.263	$(0.944)

Less Distributions to Common Shareholders
From net investment income	$(0.635)	$(0.753)		$(0.773)	$(0.773)	$(0.806)

Total distributions to common shareholders	$(0.635)	$(0.753)		$(0.773)	$(0.773)	$(0.806)

Net asset value — End of year (Common shares)	$14.300	$14.950		$14.080	$14.200	$12.710

Market value — End of year (Common shares)	$12.930	$14.500		$12.240	$12.850	$11.590

Total Investment Return on Net Asset Value(2)	0.44%	12.08	%(3)	5.29%	18.84%	(6.69)%

Total Investment Return on Market Value(2)	(6.35)%	25.00%		1.16%	17.93%	(22.03)%

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$42,333	$44,255	$41,685	$42,033	$37,619
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.30%	1.40%	1.28%	1.34%	1.35%
Interest and fee expense(6)	1.07%	0.55%	0.05%	0.08%	0.06%
Total expenses(5)	2.37%	1.95%	1.33%	1.42%	1.41%
Net investment income	4.42%	4.71%	5.69%	6.21%	5.83%
Portfolio Turnover	4%	7%	4%	2%	14%
Senior Securities:
Total preferred shares outstanding(7)	869	869	869	869	869
Asset coverage per preferred share(8)	$73,714	$75,926	$72,969	$73,370	$68,290
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.75%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.85%	0.93%	0.85%	0.86%	0.88%
Interest and fee expense	0.71%	0.37%	0.03%	0.06%	0.04%
Total expenses	1.56%	1.30%	0.88%	0.92%	0.92%
Net investment income	2.92%	3.14%	3.75%	4.02%	3.82%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

61	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of September 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

62

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$41,195,000	$7,250,000	$500,000
Interest Rate or Range of Interest Rates (%)	0.95 - 1.44	0.95 - 0.97	1.07
Collateral for Floating Rate Notes Outstanding	$54,062,072	$9,220,655	$956,993

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$3,740,000	$9,500,000	$3,320,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.95	0.95 - 0.97	0.97 - 1.18	0.97
Collateral for Floating Rate Notes Outstanding	$5,450,656	$13,100,712	$4,569,544	$4,290,460

For the year ended September 30, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,077,192	$7,197,397	$798,863
Average Interest Rate	1.43%	1.39%	1.45%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$3,740,000	$9,626,027	$2,639,452	$3,390,000
Average Interest Rate	1.37%	1.41%	1.45%	1.39%

63

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Funds during the year ended September 30, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  New Accounting Pronouncement — During the year ended September 30, 2017, the Funds adopted the FASB’s Accounting Standards Update No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Funds are required to present debt issuance costs in their Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Funds as a deferred asset. This change in accounting had no impact on the Funds’ net assets.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Fund’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal

64

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Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements, as defined in the Funds’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On October 22, 2015, each Fund announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on December 2, 2015. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Tendered and Redeemed	832	766	992	518	421
Redemption Amount	$19,864,000	$18,288,250	$23,684,000	$12,367,250	$10,051,375

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Tendered and Redeemed	695	460	590	818
Redemption Amount	$16,593,125	$10,982,500	$14,086,250	$19,529,750

There were no transactions in APS during the year ended September 30, 2017.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at September 30, 2017 was as follows:

Fund	iMTP Shares Issued and Outstanding

Municipal Fund II	1,598
California Fund II	992
Massachusetts Fund	518
Michigan Fund	421
New Jersey Fund	695
New York Fund II	460
Ohio Fund	590
Pennsylvania Fund	818

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At September 30, 2017, the spread to the SIFMA Municipal Swap Index Rate was 0.85% for California Fund II and New York Fund II, 1.00% for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund, and 1.05% for Municipal Fund II.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After December 31, 2016, the iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Fund may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

65

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Fund’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of July 1, 2019.

The carrying amount of the iMTP Shares at September 30, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2017.

The average liquidation preference of the iMTP Shares during the year ended September 30, 2017 was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Average Liquidation Preference of iMTP Shares	$39,950,000	$24,800,000	$12,950,000	$10,525,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Average Liquidation Preference of iMTP Shares	$17,375,000	$11,500,000	$14,750,000	$20,450,000

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2017	1.49%	1.41%	1.49%	1.53%	1.49%
Dividends Accrued to APS Shareholders	$19,612	$40,407	$11,462	$7,904	$35,681
Average APS Dividend Rates	1.27%	1.26%	1.27%	1.26%	1.27%
Dividend Rate Ranges (%)	0.95 - 1.56	0.95 - 1.54	0.95 - 1.61	0.95 - 1.54	0.95 - 1.61

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2017	1.49%	1.49%	1.41%	1.53%
Dividends Accrued to APS Shareholders	$28,329	$22,300	$28,411	$16,122
Average APS Dividend Rates	1.27%	1.27%	1.26%	1.26%
Dividend Rate Ranges (%)	0.95 - 1.61	0.95 - 1.61	0.95 - 1.54	0.95 - 1.54

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2017.

66

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Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

The dividend rates for iMTP Shares at September 30, 2017, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates for the year then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at September 30, 2017	1.99%	1.79%	1.94%	1.94%
Dividends Accrued to iMTP Shareholders	$718,060	$397,268	$226,292	$184,166
Average iMTP Dividend Rates	1.80%	1.60%	1.75%	1.75%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at September 30, 2017	1.94%	1.79%	1.94%	1.94%
Dividends Accrued to iMTP Shareholders	$303,774	$185,043	$257,746	$357,350
Average iMTP Dividend Rates	1.75%	1.61%	1.75%	1.75%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared, including distributions on iMTP Shares that are treated as interest payments for financial reporting purposes, for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30, 2017
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$6,698,992	$2,457,464	$1,218,197	$1,114,104
Ordinary income	$—	$12,589	$—	$2,932

	Year Ended September 30, 2017
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,928,685	$1,643,590	$1,629,017	$2,210,313
Ordinary income	$20,555	$—	$144,111	$43,968

	Year Ended September 30, 2016
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,200,358	$2,715,071	$1,304,828	$1,185,903
Ordinary income	$36	$15,903	$—	$—

67

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

	Year Ended September 30, 2016
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,035,059	$1,783,646	$1,865,951	$2,454,530
Ordinary income	$2,114	$26,591	$—	$—

During the year ended September 30, 2017, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, accretion of market discount, non-deductible expenses and the treatment of iMTP Shares as equity for tax purposes.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Paid-in capital	$(2,098,448)	$(1,422,760)	$(129,228)	$(31,164)
Accumulated net realized loss	$2,019,008	$1,357,064	$100,007	$(442)
Accumulated undistributed net investment income	$79,440	$65,696	$29,221	$31,606

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(288,672)	$(1,265,834)	$(1,658,917)	$(49,060)
Accumulated net realized loss	$232,544	$1,240,970	$1,489,972	$(34,111)
Accumulated undistributed net investment income	$56,128	$24,864	$168,945	$83,171

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$182,618	$278,796	$93,266	$101,382
Capital loss carryforwards and deferred capital losses	$(22,404,414)	$(10,243,384)	$(2,744,592)	$(1,104,175)
Net unrealized appreciation	$17,178,790	$5,545,432	$4,215,022	$2,745,757
Other temporary differences	$(932)	$(110)	$(52)	$(458)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$184,151	$111,506	$288,606	$243,880
Capital loss carryforwards and deferred capital losses	$(4,736,124)	$(5,356,298)	$(4,451,741)	$(5,402,847)
Net unrealized appreciation	$4,886,424	$3,431,556	$5,142,707	$4,726,416
Other temporary differences	$(455)	$(286)	$(520)	$(107)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

68

Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
September 30, 2018	$11,539,291	$3,330,399	$1,054,999	$579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$12,816,594	$4,870,286	$1,280,668	$1,095,400

Deferred capital losses:
Short-term	$2,962,087	$1,897,328	$641,167	$8,775
Long-term	$6,625,733	$3,475,770	$822,757	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
September 30, 2018	$2,060,337	$1,545,637	$3,381,936	$1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,430,031	$3,093,741	$4,051,054	$2,874,946

Deferred capital losses:
Short-term	$886,069	$1,421,651	$400,687	$943,162
Long-term	$420,024	$840,906	$—	$1,584,739

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$161,009,894	$69,758,467	$35,017,983	$33,175,163

Gross unrealized appreciation	$17,397,586	$5,784,187	$4,245,731	$2,784,993
Gross unrealized depreciation	(218,796)	(238,755)	(30,709)	(39,236)

Net unrealized appreciation	$17,178,790	$5,545,432	$4,215,022	$2,745,757

69

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Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$51,594,179	$43,243,035	$46,270,907	$56,225,321

Gross unrealized appreciation	$5,104,945	$3,774,928	$5,202,526	$4,800,719
Gross unrealized depreciation	(218,521)	(343,372)	(59,819)	(74,303)

Net unrealized appreciation	$4,886,424	$3,431,556	$5,142,707	$4,726,416

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2017, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investment Adviser Fee	$1,224,438	$457,225	$227,504	$199,143

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investment Adviser Fee	$328,097	$308,009	$303,646	$370,582

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2017 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$19,806,730	$20,162,605	$2,248,831	$4,615,268
Sales	$17,970,990	$20,938,660	$2,863,836	$4,285,793

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$6,694,859	$15,463,205	$6,422,048	$2,424,547
Sales	$6,830,463	$16,069,919	$5,236,724	$4,573,411

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Eaton Vance

Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the year ended September 30, 2017, the Ohio Fund issued 166 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds. For the year ended September 30, 2016, the California Fund II, New Jersey Fund, New York Fund II and Ohio Fund issued 597, 178, 469 and 775 common shares, respectively, pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the years ended September 30, 2017 and September 30, 2016.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2017, the Municipal Fund II, California Fund II, Michigan Fund and New Jersey Fund had a payment due to SSBT pursuant to the foregoing arrangement of $246,921, $164,094, $31,935 and $127,307, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2017. The Funds’ average overdraft advances during the year ended September 30, 2017 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2017 is included in the Portfolio of Investments. At September 30, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2017 were as follows:

	New Jersey Fund		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$35,083	(1)	$50,119	(1)

Total	$35,083		$50,119

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2017 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$319,055	(1)	$226,528	(1)	$107,081	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(82,096	)(2)	$(44,310	)(2)	$(25,478	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

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Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$146,970	(1)	$178,469	(1)	$209,957	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,549	)(2)	$(42,463	)(2)	$(6,499	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Notional Cost:
Futures Contracts — Short	$4,162,000	$3,573,000	$1,184,000

	New Jersey Fund	New York Fund II	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$2,176,000	$1,973,000	$3,109,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$219,383,684	$—	$219,383,684

Total Investments	$—	$219,383,684	$—	$219,383,684

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,553,899	$—	$82,553,899

Total Investments	$—	$82,553,899	$—	$82,553,899

72

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Municipal Bond Funds

September 30, 2017

Notes to Financial Statements — continued

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$39,733,005	$—	$39,733,005

Total Investments	$—	$39,733,005	$—	$39,733,005

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,920,920	$—	$35,920,920

Total Investments	$—	$35,920,920	$—	$35,920,920

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,220,603	$—	$60,220,603

Total Investments	$—	$60,220,603	$—	$60,220,603

Futures Contracts	$35,083	$—	$—	$35,083

Total	$35,083	$60,220,603	$—	$60,255,686

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,174,591	$—	$56,174,591

Total Investments	$—	$56,174,591	$—	$56,174,591

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,733,614	$—	$54,733,614

Total Investments	$—	$54,733,614	$—	$54,733,614

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,341,737	$—	$64,341,737

Total Investments	$—	$64,341,737	$—	$64,341,737

Futures Contracts	$50,119	$—	$—	$50,119

Total	$50,119	$64,341,737	$—	$64,391,856

The Funds held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

73

Eaton Vance

Municipal Bond Funds

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2017, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2017

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Eaton Vance

Municipal Bond Funds

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2017, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Municipal Bond Fund II	100.00%
California Municipal Bond Fund II	99.49%
Massachusetts Municipal Bond Fund	100.00%
Michigan Municipal Bond Fund	99.74%
New Jersey Municipal Bond Fund	98.95%
New York Municipal Bond Fund II	100.00%
Ohio Municipal Bond Fund	91.87%
Pennsylvania Municipal Bond Fund	98.05%

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Municipal Bond Funds

September 30, 2017

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 20, 2017. The following action was taken by the shareholders:

Item 1.  The election of George J. Gorman, Helen Frame Peters, Susan J. Sutherland and Harriett Tee Taggart as Class III Trustees of each Fund for a three-year term expiring in 2020. Ms. Peters was elected solely by APS and iMTP shareholders, referred to as Preferred Shareholders.

	Nominee for Class III Trustee Elected by Preferred Shareholders: Helen Frame Peters	Nominee for Class III Trustee Elected by All Shareholders: George J. Gorman	Nominee for Class III Trustee Elected by All Shareholders: Susan J. Sutherland(1)	Nominee for Class III Trustee Elected by All Shareholders: Harriett Tee Taggart(1)
Municipal Fund II
For	1,779	9,012,904	8,998,117	8,994,565
Withheld	0	268,681	283,467	287,019
California Fund II
For	1,009	3,359,397	3,361,149	3,318,671
Withheld	0	170,022	168,270	210,748
Massachusetts Fund
For	543	1,597,609	1,597,609	1,597,609
Withheld	0	20,381	20,381	20,381
Michigan Fund
For	533	1,381,855	1,367,465	1,381,855
Withheld	0	74,272	88,662	74,272
New Jersey Fund
For	783	2,294,799	2,295,050	2,278,294
Withheld	0	125,898	125,647	142,403
New York Fund II
For	528	2,206,093	2,288,206	2,288,206
Withheld	0	115,040	32,927	32,927
Ohio Fund
For	662	2,311,993	2,333,478	2,333,478
Withheld	0	68,953	47,468	47,468
Pennsylvania Fund
For	863	2,518,494	2,520,806	2,489,106
Withheld	0	69,241	66,929	98,629

(1)	Excludes fractional shares

76

Eaton Vance

Municipal Bond Funds

September 30, 2017

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

77

Eaton Vance

Municipal Bond Funds

September 30, 2017

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2017, Fund records indicate that there are 11, 4, 3, 5, 6, 11, 5 and 21 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 4,696, 1,425, 798, 957, 1,132, 1,044, 1,381 and 1,526 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

78

Eaton Vance

Municipal Bond Funds

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Municipal Bond Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors

80

Eaton Vance

Municipal Bond Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance New York Municipal Bond Fund II, the Board noted that security selection was the primary detractor from the Fund’s performance relative to its benchmark. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds, and, with respect to Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance Michigan Municipal Bond Fund, certain Fund specific factors, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

81

Eaton Vance

Municipal Bond Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

82

Eaton Vance

Municipal Bond Funds

September 30, 2017

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2019. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Class I Trustee	Until 2018. Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Class II Trustee	Until 2019. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class III Trustee	Until 2020. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Class I Trustee(3)	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Eaton Vance

Municipal Bond Funds

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Class I Trustee	Until 2018. Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee(3)	Until 2020. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Class III Trustee	Until 2020. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2020. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Class II Trustee	Until 2019. Trustee since 2016.

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Eaton Vance

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September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	APS Trustee.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

85

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557    9.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2016 and September 30, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$31,990	$29,390
Audit-Related Fees(1)	$3,500	$0
Tax Fees(2)	$9,019	$9,154
All Other Fees(3)	$0	$0

Total	$44,509	$38,544

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees incurred to satisfy the requirements of the underwriter in conjunction with the private offering of the registrant’s Institutional MuniFund Term Preferred Shares (iMTP Shares).

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2016 and September 30, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/16	9/30/17
Registrant	$12,519	$9,154
Eaton Vance(1)	$56,434	$148,018

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. George J. Gorman (Chair), Valerie A. Mosley, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of each Fund. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund, are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Bond Fund II since January 2014, of Eaton Vance Massachusetts Municipal Bond Fund since February 2010, and of Eaton Vance New York Municipal Bond Fund II since November 2005, has been an EVM analyst since 1998 and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of Eaton Vance Michigan Municipal Bond Fund since July 2015, of Eaton Vance Municipal Bond Fund II since March 2014, of Eaton Vance Ohio Municipal Bond Fund since July 2015 and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of Eaton Vance New Jersey Municipal Bond Fund since February 2010 and of Eaton Vance Pennsylvania Municipal Bond Fund since October 2007 and has been an EVM credit analyst since 1991. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	19	$5,845.6	0	$0

Other Pooled Investment Vehicles	1	$93.0	0	$0
Other Accounts	1	$1.1	0	$0

Cynthia J. Clemson
Registered Investment Companies	14	$4,056.9	0	$0
Other Pooled Investment Vehicles	1	$93.0	0	$0
Other Accounts	1	$1.1	0	$0

Adam A. Weigold
Registered Investment Companies	17	$3,390.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Bond Fund II
Craig R. Brandon	None

Massachusetts Municipal Bond Fund
Craig R. Brandon	None

Michigan Municipal Bond Fund
Cynthia J. Clemson	None

Municipal Bond Fund II
Cynthia J. Clemson	None

New Jersey Municipal Bond Fund
Adam A. Weigold	None

New York Municipal Bond Fund II
Craig R. Brandon	None

Ohio Municipal Bond Fund
Cynthia J. Clemson	None

Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock, restricted shares of EVC’s nonvoting common stock and a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017